Capital Commitments	12 Months Ended
Mar. 31, 2026
Capital commitments [abstract]
Capital Commitments
35)
CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate to USD 521 as at March 31, 2026 (March 31, 2025: USD 90).